Quarterly Holdings Report
for

Strategic Advisers® Value Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 29, 2020

SUF-QTLY-0420
1.912902.109

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.0%
	Shares	Value
COMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 4.1%
AT&T, Inc.	4,351,400	$153,256,308
Verizon Communications, Inc.	3,451,175	186,915,638
		340,171,946
Entertainment - 0.2%
Electronic Arts, Inc. (a)	120,400	12,204,948
Interactive Media & Services - 0.2%
Alphabet, Inc. Class A (a)	8,670	11,611,298
Twitter, Inc. (a)	247,000	8,200,400
		19,811,698
Media - 1.8%
Altice U.S.A., Inc. Class A (a)	121,813	3,150,084
Charter Communications, Inc. Class A (a)	17,577	8,668,449
Comcast Corp. Class A	2,108,592	85,250,375
Discovery Communications, Inc. Class C (non-vtg.) (a)	147,969	3,714,022
DISH Network Corp. Class A (a)	210,048	7,040,809
Entercom Communications Corp. Class A	625,195	2,169,427
Fox Corp. Class A	103,934	3,194,931
Interpublic Group of Companies, Inc.	133,770	2,857,327
New Media Investment Group, Inc.	11,375	47,775
Nexstar Broadcasting Group, Inc. Class A	62,558	7,192,919
Omnicom Group, Inc.	89,719	6,215,732
Tegna, Inc.	471,200	6,747,584
ViacomCBS, Inc. Class B	362,131	8,912,044
		145,161,478

TOTAL COMMUNICATION SERVICES		517,350,070

CONSUMER DISCRETIONARY - 6.5%
Auto Components - 0.6%
Aptiv PLC	105,229	8,219,437
BorgWarner, Inc.	391,316	12,365,586
Cooper Tire & Rubber Co.	265,127	6,758,087
Gentex Corp.	98,267	2,623,729
Lear Corp.	132,700	14,756,240
The Goodyear Tire & Rubber Co.	685,300	6,637,131
		51,360,210
Automobiles - 0.8%
Ford Motor Co.	2,037,000	14,177,520
General Motors Co.	1,186,424	36,185,932
Harley-Davidson, Inc.	465,362	14,179,580
Thor Industries, Inc.	19,200	1,447,872
		65,990,904
Distributors - 0.1%
Genuine Parts Co.	59,853	5,221,576
LKQ Corp. (a)	126,300	3,735,954
		8,957,530
Diversified Consumer Services - 0.0%
H&R Block, Inc.	72,109	1,490,493
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc.	358,740	12,322,719
Hilton Worldwide Holdings, Inc.	38,239	3,716,831
Hyatt Hotels Corp. Class A	12,679	971,211
Las Vegas Sands Corp.	102,350	5,968,029
Royal Caribbean Cruises Ltd.	94,500	7,598,745
Wyndham Destinations, Inc.	287,649	11,477,195
Wyndham Hotels & Resorts, Inc.	11,908	606,713
Wynn Resorts Ltd.	19,776	2,135,412
		44,796,855
Household Durables - 1.4%
D.R. Horton, Inc.	151,979	8,095,921
Lennar Corp.:
Class A	390,653	23,572,002
Class B	6,200	296,422
Mohawk Industries, Inc. (a)	75,377	9,131,924
Newell Brands, Inc.	345,560	5,331,991
PulteGroup, Inc.	614,007	24,683,081
Sony Corp. sponsored ADR	179,000	11,133,800
Toll Brothers, Inc.	172,647	6,393,118
Whirlpool Corp.	224,863	28,750,983
		117,389,242
Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	624,500	21,632,680
The Booking Holdings, Inc. (a)	4,089	6,933,554
		28,566,234
Leisure Products - 0.0%
Polaris, Inc.	25,200	2,079,756
Multiline Retail - 1.0%
Big Lots, Inc. (b)	160,800	2,542,248
Dillard's, Inc. Class A (b)	109,300	6,152,497
Kohl's Corp.	449,409	17,594,362
Macy's, Inc.	348,100	4,605,363
Nordstrom, Inc. (b)	198,478	6,887,187
Target Corp.	394,120	40,594,360
		78,376,017
Specialty Retail - 1.6%
American Eagle Outfitters, Inc.	464,400	5,981,472
AutoZone, Inc. (a)	33,040	34,114,130
Best Buy Co., Inc.	444,609	33,634,671
CarMax, Inc. (a)	67,311	5,876,923
Dick's Sporting Goods, Inc.	233,200	8,490,812
Foot Locker, Inc.	71,661	2,597,711
Murphy U.S.A., Inc. (a)	44,499	4,338,653
Office Depot, Inc.	579,800	1,362,530
Penske Automotive Group, Inc.	131,800	6,065,436
Sleep Number Corp. (a)	90,000	3,964,500
The Home Depot, Inc.	75,012	16,340,614
Tiffany & Co., Inc.	35,047	4,681,929
Williams-Sonoma, Inc.	31,900	1,990,241
		129,439,622
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co.	39,364	3,200,293
Ralph Lauren Corp.	18,808	1,984,432
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	55,200	1,826,016
		7,010,741

TOTAL CONSUMER DISCRETIONARY		535,457,604

CONSUMER STAPLES - 4.2%
Beverages - 0.4%
Keurig Dr. Pepper, Inc.	138,385	3,858,174
Molson Coors Beverage Co. Class B	311,782	15,467,505
The Coca-Cola Co.	226,000	12,088,740
		31,414,419
Food & Staples Retailing - 1.2%
Kroger Co.	1,181,473	33,234,835
U.S. Foods Holding Corp. (a)	32,739	1,101,340
Walgreens Boots Alliance, Inc.	1,377,422	63,030,831
		97,367,006
Food Products - 1.5%
Archer Daniels Midland Co.	229,500	8,640,675
Campbell Soup Co.	124,340	5,610,221
Conagra Brands, Inc.	200,700	5,356,683
Ingredion, Inc.	201,900	16,818,270
Kellogg Co.	140,559	8,499,603
Pilgrim's Pride Corp. (a)	171,200	3,622,592
Post Holdings, Inc. (a)	68,881	6,974,890
The J.M. Smucker Co.	281,345	28,975,722
Tyson Foods, Inc. Class A	557,997	37,848,937
		122,347,593
Household Products - 0.4%
Energizer Holdings, Inc. (b)	135,417	5,821,577
Procter & Gamble Co.	254,810	28,852,136
		34,673,713
Personal Products - 0.1%
Coty, Inc. Class A	269,171	2,484,448
Unilever NV (NY Reg.)	160,000	8,441,600
		10,926,048
Tobacco - 0.6%
Philip Morris International, Inc.	641,349	52,507,243

TOTAL CONSUMER STAPLES		349,236,022

ENERGY - 4.5%
Energy Equipment & Services - 0.0%
Halliburton Co.	210,000	3,561,600
Oil, Gas & Consumable Fuels - 4.5%
BP PLC sponsored ADR	268,479	8,400,708
Cabot Oil & Gas Corp.	824,951	11,491,567
Chevron Corp.	907,838	84,737,599
ConocoPhillips Co.	1,215,972	58,877,364
Diamondback Energy, Inc.	90,723	5,624,826
EQT Corp.	351,649	2,064,180
Equitrans Midstream Corp.	305,394	2,156,082
Gulfport Energy Corp. (a)	1,106,553	906,931
HollyFrontier Corp.	66,500	2,239,720
Kinder Morgan, Inc.	1,257,645	24,109,055
Marathon Petroleum Corp.	678,811	32,189,218
Noble Energy, Inc.	341,004	5,398,093
PBF Energy, Inc. Class A	524,037	11,733,188
Phillips 66 Co.	674,896	50,522,715
Pioneer Natural Resources Co.	46,000	5,647,880
The Williams Companies, Inc.	362,992	6,914,998
Total SA sponsored ADR	217,330	9,375,616
Valero Energy Corp.	702,194	46,520,353
		368,910,093

TOTAL ENERGY		372,471,693

FINANCIALS - 25.4%
Banks - 12.6%
Bank of America Corp.	8,263,191	235,500,944
BOK Financial Corp.	69,000	4,995,600
CIT Group, Inc.	251,200	9,975,152
Citigroup, Inc.	2,333,174	148,063,222
Citizens Financial Group, Inc.	441,702	13,997,536
Commerce Bancshares, Inc.	150,161	9,165,827
Cullen/Frost Bankers, Inc.	83,068	6,511,701
East West Bancorp, Inc.	136,000	5,268,640
Fifth Third Bancorp	882,685	21,537,514
First Republic Bank	43,494	4,374,192
Huntington Bancshares, Inc.	661,454	8,116,041
ING Groep NV sponsored ADR (b)	483,721	4,590,512
JPMorgan Chase & Co.	2,152,803	249,961,956
KeyCorp	1,163,226	19,018,745
M&T Bank Corp.	134,881	18,934,595
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	990,000	4,821,300
PNC Financial Services Group, Inc.	381,935	48,276,584
Popular, Inc.	39,855	1,912,243
Regions Financial Corp.	2,571,460	34,766,139
Signature Bank	19,765	2,472,602
SVB Financial Group (a)	21,300	4,433,808
Truist Financial Corp.	591,182	27,277,137
U.S. Bancorp	819,320	38,049,221
Wells Fargo & Co.	2,743,594	112,075,815
Western Alliance Bancorp.	42,300	1,947,492
Zions Bancorp NA	70,161	2,802,932
		1,038,847,450
Capital Markets - 3.8%
Ameriprise Financial, Inc.	422,573	59,709,565
Bank of New York Mellon Corp.	379,625	15,147,038
BlackRock, Inc. Class A	63,977	29,621,991
Charles Schwab Corp.	649,848	26,481,306
Eaton Vance Corp. (non-vtg.)	45,900	1,893,834
Goldman Sachs Group, Inc.	192,225	38,593,013
Invesco Ltd.	149,257	2,149,301
LPL Financial	33,335	2,649,466
Morgan Stanley	1,447,995	65,203,215
Northern Trust Corp.	146,585	12,864,300
Raymond James Financial, Inc.	57,222	4,785,476
SEI Investments Co.	50,352	2,754,758
State Street Corp.	434,800	29,614,228
T. Rowe Price Group, Inc.	187,540	22,131,595
		313,599,086
Consumer Finance - 2.1%
Ally Financial, Inc.	156,403	3,921,023
American Express Co.	412,075	45,299,405
Capital One Financial Corp.	778,578	68,717,294
Credit Acceptance Corp. (a)(b)	7,787	3,139,718
Discover Financial Services	529,443	34,720,872
Navient Corp.	530,400	5,956,392
Nelnet, Inc. Class A	5,100	270,810
OneMain Holdings, Inc.	55,500	2,039,625
Synchrony Financial	266,394	7,752,065
		171,817,204
Diversified Financial Services - 0.7%
AXA Equitable Holdings, Inc.	191,800	4,104,520
Berkshire Hathaway, Inc. Class B (a)	227,262	46,893,241
Jefferies Financial Group, Inc.	123,918	2,442,424
Voya Financial, Inc.	61,007	3,211,408
		56,651,593
Insurance - 6.0%
AFLAC, Inc.	558,695	23,940,081
Alleghany Corp.	11,283	7,584,997
Allstate Corp.	487,215	51,279,379
American Financial Group, Inc.	157,708	14,575,373
American International Group, Inc.	816,788	34,435,782
Aon PLC	13,042	2,712,736
Arch Capital Group Ltd. (a)	166,800	6,743,724
Assurant, Inc.	24,700	2,978,573
Athene Holding Ltd. (a)	59,277	2,445,176
Chubb Ltd.	409,917	59,450,263
Cincinnati Financial Corp.	56,988	5,313,561
Everest Re Group Ltd.	96,878	24,014,119
Fairfax Financial Holdings Ltd.	10,422	4,491,465
FNF Group	113,337	4,392,942
Globe Life, Inc.	97,482	9,032,682
Hanover Insurance Group, Inc.	14,200	1,683,268
Hartford Financial Services Group, Inc.	516,028	25,775,599
Lincoln National Corp.	607,949	27,594,805
Loews Corp.	459,998	20,989,709
Markel Corp. (a)	5,762	6,808,379
Marsh & McLennan Companies, Inc.	48,523	5,073,565
MetLife, Inc.	897,616	38,346,156
Old Republic International Corp.	89,000	1,755,080
Principal Financial Group, Inc.	114,460	5,080,879
Progressive Corp.	288,934	21,138,411
Prudential Financial, Inc.	450,881	34,018,971
Reinsurance Group of America, Inc.	25,787	3,146,788
The Travelers Companies, Inc.	346,513	41,515,723
Unum Group	383,000	8,927,730
W.R. Berkley Corp.	63,415	4,257,683
		499,503,599
Mortgage Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc.	1,012,900	8,974,294
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	192,398	2,079,822
Radian Group, Inc.	448,300	9,521,892
		11,601,714

TOTAL FINANCIALS		2,100,994,940

HEALTH CARE - 12.8%
Biotechnology - 2.9%
AbbVie, Inc.	484,666	41,540,723
Amgen, Inc.	487,556	97,379,560
Biogen, Inc. (a)	142,900	44,068,931
Gilead Sciences, Inc.	824,868	57,212,844
		240,202,058
Health Care Equipment & Supplies - 0.7%
Alcon, Inc. (a)	148,000	9,072,400
Danaher Corp.	107,000	15,470,060
Medtronic PLC	293,334	29,529,934
Zimmer Biomet Holdings, Inc.	51,669	7,034,734
		61,107,128
Health Care Providers & Services - 3.5%
AmerisourceBergen Corp.	204,195	17,217,722
Anthem, Inc.	153,237	39,395,700
Cardinal Health, Inc.	351,000	18,294,120
Cigna Corp.	92,886	16,992,565
CVS Health Corp.	401,877	23,783,081
DaVita HealthCare Partners, Inc. (a)	57,300	4,447,626
HCA Holdings, Inc.	398,382	50,598,498
Henry Schein, Inc. (a)	60,364	3,678,582
Humana, Inc.	48,300	15,440,544
Laboratory Corp. of America Holdings (a)	39,976	7,023,383
McKesson Corp.	280,287	39,200,940
Molina Healthcare, Inc. (a)	23,500	2,879,925
Quest Diagnostics, Inc.	104,514	11,084,755
UnitedHealth Group, Inc.	62,698	15,985,482
Universal Health Services, Inc. Class B	176,334	21,819,569
		287,842,492
Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc. Class A (a)	9,700	3,414,594
Pharmaceuticals - 5.6%
Allergan PLC	49,243	9,389,163
Bristol-Myers Squibb Co.	692,615	40,905,842
GlaxoSmithKline PLC sponsored ADR	238,621	9,671,309
Jazz Pharmaceuticals PLC (a)	103,280	11,833,822
Johnson & Johnson	1,308,976	176,031,092
Merck & Co., Inc.	1,640,622	125,606,020
Novartis AG sponsored ADR	102,000	8,563,920
Novo Nordisk A/S Series B sponsored ADR	51,421	2,989,103
Perrigo Co. PLC	56,000	2,838,640
Pfizer, Inc.	2,277,890	76,127,084
		463,955,995

TOTAL HEALTH CARE		1,056,522,267

INDUSTRIALS - 9.9%
Aerospace & Defense - 2.5%
General Dynamics Corp.	191,073	30,512,447
Huntington Ingalls Industries, Inc.	97,635	20,066,922
Lockheed Martin Corp.	116,066	42,929,331
Moog, Inc. Class A	80,600	6,215,872
Northrop Grumman Corp.	69,452	22,838,596
Raytheon Co.	170,200	32,092,912
Spirit AeroSystems Holdings, Inc. Class A	166,500	8,797,860
Textron, Inc.	496,700	20,166,020
United Technologies Corp.	181,004	23,637,312
Vectrus, Inc. (a)	37,733	1,965,512
		209,222,784
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	94,375	6,502,438
FedEx Corp.	59,700	8,427,849
United Parcel Service, Inc. Class B	325,481	29,452,776
		44,383,063
Airlines - 1.1%
Alaska Air Group, Inc.	50,766	2,561,652
Delta Air Lines, Inc.	953,316	43,976,467
JetBlue Airways Corp. (a)	117,345	1,851,704
Southwest Airlines Co.	399,999	18,475,954
United Airlines Holdings, Inc. (a)	423,634	26,091,618
		92,957,395
Building Products - 0.5%
A.O. Smith Corp.	41,600	1,645,280
Allegion PLC	96,000	11,039,040
Fortune Brands Home & Security, Inc.	56,560	3,492,580
Johnson Controls International PLC	237,000	8,667,090
Masco Corp.	117,136	4,840,060
Owens Corning	149,261	8,431,754
		38,115,804
Commercial Services & Supplies - 0.1%
Deluxe Corp.	166,100	5,531,130
Construction & Engineering - 0.1%
AECOM (a)	60,779	2,731,408
Quanta Services, Inc.	58,702	2,238,307
		4,969,715
Electrical Equipment - 0.7%
Eaton Corp. PLC	440,341	39,947,736
Emerson Electric Co.	219,600	14,078,556
Hubbell, Inc. Class B	22,392	2,983,510
Sensata Technologies, Inc. PLC (a)	65,493	2,672,114
		59,681,916
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	52,719	7,659,544
Honeywell International, Inc.	52,166	8,459,760
		16,119,304
Machinery - 3.4%
AGCO Corp.	204,238	12,342,102
Allison Transmission Holdings, Inc.	235,291	9,552,815
Caterpillar, Inc.	416,335	51,725,460
Crane Co.	14,683	997,710
Cummins, Inc.	323,086	48,879,681
Deere & Co.	169,260	26,485,805
Dover Corp.	198,219	20,365,020
Illinois Tool Works, Inc.	42,904	7,198,433
ITT, Inc.	33,800	2,033,070
Lincoln Electric Holdings, Inc.	22,000	1,801,580
Middleby Corp. (a)	40,813	4,563,302
Oshkosh Corp.	389,223	28,082,439
PACCAR, Inc.	142,549	9,536,528
Parker Hannifin Corp.	107,970	19,949,617
Pentair PLC	64,919	2,557,159
Snap-On, Inc.	22,594	3,270,482
Stanley Black & Decker, Inc.	58,553	8,414,066
Timken Co.	169,200	7,586,928
Trinity Industries, Inc.	382,700	7,787,945
Xylem, Inc.	124,132	9,600,369
		282,730,511
Professional Services - 0.1%
Manpower, Inc.	24,300	1,845,342
Robert Half International, Inc.	44,404	2,238,406
		4,083,748
Road & Rail - 0.5%
AMERCO	8,039	2,592,658
CSX Corp.	320,500	22,579,225
Kansas City Southern	38,091	5,739,552
Knight-Swift Transportation Holdings, Inc. Class A	70,320	2,246,021
Ryder System, Inc.	3,700	140,748
Union Pacific Corp.	36,689	5,863,269
		39,161,473
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	153,916	4,902,225
HD Supply Holdings, Inc. (a)	60,900	2,315,418
United Rentals, Inc. (a)	31,000	4,106,880
W.W. Grainger, Inc.	22,179	6,155,560
		17,480,083

TOTAL INDUSTRIALS		814,436,926

INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 0.4%
Cisco Systems, Inc.	676,163	26,999,189
CommScope Holding Co., Inc. (a)	363,034	3,997,004
Juniper Networks, Inc.	136,219	2,890,567
		33,886,760
Electronic Equipment & Components - 0.4%
Arrow Electronics, Inc. (a)	202,187	13,558,660
Corning, Inc.	193,800	4,624,068
Jabil, Inc.	58,700	1,881,335
Vishay Intertechnology, Inc.	507,400	9,488,380
		29,552,443
IT Services - 1.4%
Cognizant Technology Solutions Corp. Class A	211,500	12,886,695
CSG Systems International, Inc.	185,800	8,221,650
DXC Technology Co.	162,100	3,908,231
IBM Corp.	539,260	70,184,689
PayPal Holdings, Inc. (a)	119,000	12,850,810
The Western Union Co.	163,446	3,659,556
		111,711,631
Semiconductors & Semiconductor Equipment - 4.9%
Analog Devices, Inc.	64,351	7,017,477
Applied Materials, Inc.	589,980	34,289,638
Broadcom, Inc.	164,000	44,709,680
Cirrus Logic, Inc. (a)	90,000	6,177,600
Intel Corp.	3,074,911	170,719,059
KLA-Tencor Corp.	39,655	6,095,370
Lam Research Corp.	153,882	45,153,595
Microchip Technology, Inc.	133,000	12,064,430
Micron Technology, Inc. (a)	667,646	35,091,474
NXP Semiconductors NV	77,757	8,840,193
ON Semiconductor Corp. (a)	167,244	3,120,773
Qorvo, Inc. (a)	75,860	7,629,999
Qualcomm, Inc.	21,464	1,680,631
Skyworks Solutions, Inc.	175,400	17,571,572
Texas Instruments, Inc.	68,668	7,837,766
		407,999,257
Software - 1.8%
Adobe, Inc. (a)	66,000	22,777,920
ANSYS, Inc. (a)	57,000	13,804,830
CDK Global, Inc.	46,911	2,158,844
Microsoft Corp.	198,843	32,214,554
Nortonlifelock, Inc.	225,506	4,291,379
Oracle Corp.	1,483,149	73,356,550
		148,604,077
Technology Hardware, Storage & Peripherals - 1.1%
Hewlett Packard Enterprise Co.	1,893,921	24,223,250
HP, Inc.	1,340,300	27,864,837
NCR Corp. (a)	166,500	4,195,800
Seagate Technology LLC	343,000	16,446,850
Western Digital Corp.	104,634	5,813,465
Xerox Holdings Corp.	361,423	11,637,821
		90,182,023

TOTAL INFORMATION TECHNOLOGY		821,936,191

MATERIALS - 3.6%
Chemicals - 2.0%
AdvanSix, Inc. (a)	73,896	1,073,709
Albemarle Corp. U.S. (b)	43,700	3,576,845
Cabot Corp.	215,400	8,051,652
Celanese Corp. Class A	242,839	22,763,728
Corteva, Inc.	583,165	15,862,088
DuPont de Nemours, Inc.	171,726	7,367,045
Eastman Chemical Co.	399,867	24,595,819
FMC Corp.	82,922	7,720,038
Huntsman Corp.	718,700	13,612,178
LyondellBasell Industries NV Class A	539,031	38,519,155
PPG Industries, Inc.	99,420	10,384,419
The Chemours Co. LLC	279,700	4,156,342
The Mosaic Co.	236,476	4,027,186
		161,710,204
Construction Materials - 0.3%
CRH PLC sponsored ADR	208,719	7,071,400
Martin Marietta Materials, Inc.	84,386	19,200,347
		26,271,747
Containers & Packaging - 0.8%
Avery Dennison Corp.	27,356	3,131,988
Ball Corp.	123,728	8,717,875
Crown Holdings, Inc. (a)	55,800	3,933,900
Graphic Packaging Holding Co.	361,505	4,887,548
International Paper Co.	396,735	14,663,326
Packaging Corp. of America	101,761	9,221,582
Sonoco Products Co.	32,556	1,569,525
WestRock Co.	488,108	16,229,591
		62,355,335
Metals & Mining - 0.4%
Barrick Gold Corp. (Canada)	804,974	15,352,829
Freeport-McMoRan, Inc.	560,000	5,577,600
Nucor Corp.	124,803	5,160,604
Reliance Steel & Aluminum Co.	27,464	2,809,293
Steel Dynamics, Inc.	88,800	2,364,744
Yamana Gold, Inc.	533,334	2,078,105
		33,343,175
Paper & Forest Products - 0.1%
Domtar Corp.	211,100	6,073,347
Schweitzer-Mauduit International, Inc.	165,200	5,570,544
		11,643,891

TOTAL MATERIALS		295,324,352

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Homes 4 Rent Class A	171,618	4,443,190
Brixmor Property Group, Inc.	271,625	4,946,291
EastGroup Properties, Inc.	20,037	2,519,252
Equity Lifestyle Properties, Inc.	100,000	6,833,000
Equity Residential (SBI)	59,416	4,462,142
Federal Realty Investment Trust (SBI)	41,905	4,875,228
Hospitality Properties Trust (SBI)	461,800	8,349,344
Kimco Realty Corp.	298,412	5,177,448
Lexington Corporate Properties Trust	666,800	6,914,716
Mid-America Apartment Communities, Inc.	58,237	7,527,715
Omega Healthcare Investors, Inc.	322,300	12,763,080
Outfront Media, Inc.	202,197	5,325,869
Park Hotels & Resorts, Inc.	332,200	6,065,972
Piedmont Office Realty Trust, Inc. Class A	655,900	14,160,881
Public Storage	44,766	9,361,466
Rayonier, Inc.	183,598	4,870,855
Sun Communities, Inc.	47,000	7,185,360
VEREIT, Inc.	2,035,200	17,624,832
Weyerhaeuser Co.	113,382	2,945,664
		136,352,305
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	286,561	16,087,535
Howard Hughes Corp. (a)	4,472	482,439
		16,569,974

TOTAL REAL ESTATE		152,922,279

UTILITIES - 2.0%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	297,434	26,548,959
Duke Energy Corp.	55,483	5,087,791
Edison International	203,236	13,655,427
Entergy Corp.	39,394	4,605,553
Evergy, Inc.	93,800	6,129,830
Exelon Corp.	657,000	28,323,270
FirstEnergy Corp.	176,700	7,868,451
NextEra Energy, Inc.	44,528	11,254,897
OGE Energy Corp.	55,536	2,115,922
Pinnacle West Capital Corp.	43,375	3,881,629
Xcel Energy, Inc.	193,570	12,063,282
		121,535,011
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	274,800	9,126,108
The AES Corp.	256,269	4,287,380
Vistra Energy Corp.	898,405	17,276,328
		30,689,816
Multi-Utilities - 0.1%
NiSource, Inc.	24,922	673,392
Public Service Enterprise Group, Inc.	208,428	10,694,441
		11,367,833

TOTAL UTILITIES		163,592,660

TOTAL COMMON STOCKS
(Cost $5,605,849,151)		7,180,245,004

Equity Funds - 11.7%
Large Blend Funds - 6.1%
Fidelity SAI U.S. Large Cap Index Fund (c)	5,229,126	82,881,651
Fidelity SAI U.S. Low Volatility Index Fund (c)	29,978,867	421,802,661

TOTAL LARGE BLEND FUNDS		504,684,312

Large Value Funds - 5.6%
Invesco Diversified Dividend Fund Class R6	25,104,684	461,424,075
TOTAL EQUITY FUNDS
(Cost $754,245,180)		966,108,387

Money Market Funds - 1.5%
Fidelity Securities Lending Cash Central Fund 1.60% (d)(e)	25,423,052	25,425,594
State Street Institutional U.S. Government Money Market Fund Premier Class 1.53% (f)	101,194,720	101,194,720
TOTAL MONEY MARKET FUNDS
(Cost $126,620,314)		126,620,314
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $6,486,714,645)		8,272,973,705
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(17,894,749)
NET ASSETS - 100%		$8,255,078,956

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated Fund

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$652,591
Total	$652,591

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI U.S. Large Cap Index Fund	$169,787,209	$1,498,443,247	$1,595,260,750	$2,175,463	$6,046,906	$3,865,039	$82,881,651
Fidelity SAI U.S. Low Volatility Index Fund	362,888,020	51,681,544	--	16,681,544	--	7,233,097	421,802,661
Fidelity SAI U.S. Value Index Fund	35,586,584	--	36,402,643	--	(2,048,135)	2,864,194	--
Total	$568,261,813	$1,550,124,791	$1,631,663,393	$18,857,007	$3,998,771	$13,962,330	$504,684,312

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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